Reconciliation to Form 5500 - Reconciliation of Financial Statements (Details) - EBP 020 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net Assets Available for Benefits	$ 19,100,020	$ 8,774,106
Adjustment from contract value to fair value (wrapper value) for fully benefit-responsive investment contracts	(1,591)	(1,049)
Participant loans treated as deemed distributions, including accrued interest	(244)	(91)
Net assets per Form 5500	$ 19,098,185	$ 8,772,966